Related Party Transactions -Summary of Compensation of Key Management Personnel of Bank (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and cash incentives	[1]	$ 23	$ 24
Equity-based payment	[2]	32	36
Pension and other benefits	[1]	2	4
Total		$ 57	$ 64

[1]	Expensed during the year.
[2]	Awarded during the year.